Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000066117
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 30, 2012
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBAX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TODCX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBYX
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOBIX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYAX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYCX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THYYX
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	THIYX
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMMXX
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMSXX
Touchstone Institutional Money Market Fund (Prospectus Summary) | Touchstone Institutional Money Market Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TINXX

Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund
TOUCHSTONE CORE BOND FUND SUMMARY
The Fund's Investment Goal
The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Capital appreciation is a secondary goal.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 54 and "Other Purchase and Redemption Information" on page 59 in the Fund's Statement of Additional
Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Core Bond Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Core Bond Fund		Class A		Class C	Class Y		Institutional
Management Fees		0.50%		0.50%	0.50%		0.50%
Distribution (12b-1) Fees		0.25%	[1]	1.00%	none		none
Other Expenses		0.53%		0.94%	0.50%	[2]	0.37%	[2]
Acquired Fund Fees and Expenses (AFFE)	[3]	0.01%		0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses		1.29%		2.45%	1.01%		0.88%
Fee Waiver and/or Expense Reimbursement	[4]	0.38%		0.79%	0.35%		0.37%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.91%		1.66%	0.66%		0.51%
[1]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.90%, 1.65%, 0.65%, and 0.50% for Class A shares, Class C shares, Class Y Shares, and Institutional Class Shares respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same
(reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Core Bond Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	563	269	67	52
Expense Example, With Redemption, 3 Years	829	688	287	244
Expense Example, With Redemption, 5 Years	1,114	1,234	524	451
Expense Example, With Redemption, 10 Years	1,926	2,726	1,204	1,050

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Core Bond Fund Class C	169	688	1,234	2,726

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 319% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds.  Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities.
Shareholders will be provided with at least 60 days' prior notice of any change in this policy.  The Fund expects to have an average effective maturity of between 5 and 15 years.  The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by
Moody's Investors Service, Standard & Poor's Ratings Group or Fitch Ratings.
Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort
Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the
Fund's portfolio.  Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal investment strategy.
The Key Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The
Fund is subject to the principal risks summarized below.

Credit Risk:  The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk:  Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk:  Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk:  The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the
U.S. government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk:  Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid.  In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  This bar chart shows changes in performance
(before taxes) of the Fund's Class A shares for each of the last 10 calendar years.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Core Bond Fund -- Class A Total Returns as of December 31

Best Quarter: 3rd Quarter 2009 +7.14% Worst Quarter: 3rd Quarter 2008 -2.68%
The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Barclays
Capital U.S. Aggregate Bond Index.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the Class A after-tax returns.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Core Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	3.03%	5.53%	4.79%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	1.53%	3.88%	3.20%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.93%	3.73%	3.14%
Class C	Class C Return Before Taxes	6.25%	5.74%	4.51%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

[1]	Performance for Class Y and Institutional shares is not shown because the share classes are not operational as of the date of this Prospectus. Class Y shares and Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE CORE BOND FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary goal.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 54 and "Other Purchase and Redemption Information" on page 59 in the Fund's Statement of Additional
		Information ("SAI").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio
		turnover rate was 319% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	319.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same
(reflecting any contractual fee waivers).  Although your actual costs may
		be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds.  Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities.
Shareholders will be provided with at least 60 days' prior notice of any change in this policy.  The Fund expects to have an average effective maturity of between 5 and 15 years.  The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by
Moody's Investors Service, Standard & Poor's Ratings Group or Fitch Ratings.
Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort
Washington Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the
Fund's portfolio.  Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.

The Fund may engage in frequent and active trading as part of its principal
		investment strategy.
Risk, Heading	rr_RiskHeading	The Key Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The
Fund is subject to the principal risks summarized below.

Credit Risk:  The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk:  Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk:  Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

U.S. Government Securities Risk:  The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the
U.S. government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Mortgage-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.
Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average duration of the Fund's mortgage-backed securities and, therefore, to fully assess the interest rate risk of the Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the
Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Asset-Backed Securities Risk:  Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities' effective durations.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid.  In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to the Fund and may generate more taxable short-term gains for shareholders, which may lower the Fund's performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  This bar chart shows changes in performance
(before taxes) of the Fund's Class A shares for each of the last 10 calendar years.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Core Bond Fund -- Class A Total Returns as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2009 +7.14% Worst Quarter: 3rd Quarter 2008 -2.68%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Barclays
Capital U.S. Aggregate Bond Index.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ
		from the Class A after-tax returns.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.78%
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	563
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	829
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,926
Annual Return 2002	rr_AnnualReturn2002	8.74%
Annual Return 2003	rr_AnnualReturn2003	3.25%
Annual Return 2004	rr_AnnualReturn2004	3.03%
Annual Return 2005	rr_AnnualReturn2005	1.58%
Annual Return 2006	rr_AnnualReturn2006	3.84%
Annual Return 2007	rr_AnnualReturn2007	5.36%
Annual Return 2008	rr_AnnualReturn2008	(5.19%)
Annual Return 2009	rr_AnnualReturn2009	18.02%
Annual Return 2010	rr_AnnualReturn2010	7.72%
Annual Return 2011	rr_AnnualReturn2011	8.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.79%
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.20%
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.73%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.14%
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.79%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	269
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,234
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	169
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,234
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,726
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.74%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.50%	[5]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	524
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,204
Touchstone Core Bond Fund (Prospectus Summary) | Touchstone Core Bond Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[5]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	52
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	451
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,050

[1]	Performance for Class Y and Institutional shares is not shown because the share classes are not operational as of the date of this Prospectus. Class Y shares and Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
[2]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[3]	The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund's Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.
[4]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.90%, 1.65%, 0.65%, and 0.50% for Class A shares, Class C shares, Class Y Shares, and Institutional Class Shares respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[5]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
TOUCHSTONE HIGH YIELD FUND SUMMARY
The Fund's Investment Goal
The Touchstone High Yield Fund seeks to achieve a high level of income as its main goal.
Capital appreciation is a secondary consideration.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 54 and "Other Purchase and Redemption Information" on page 59 in the Fund's Statement of Additional
Information ("SAI").
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone High Yield Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone High Yield Fund		Class A		Class C	Class Y	Institutional
Management Fees		0.55%		0.55%	0.55%	0.55%
Distribution (12b-1) Fees		0.25%	[1]	1.00%	none	none
Other Expenses		0.38%		0.56%	0.42%	0.27%	[2]
Total Annual Fund Operating Expenses		1.18%		2.11%	0.97%	0.82%
Fee Waiver and/or Expense Reimbursement	[3]	0.13%		0.31%	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.05%		1.80%	0.80%	0.65%
[1]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%, 1.80%, 0.80%, and 0.65% for Class A shares, Class C shares, Class Y shares, and Institutional Shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same
(reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone High Yield Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, With Redemption, 1 Year	577	283	82	66
Expense Example, With Redemption, 3 Years	820	631	292	245
Expense Example, With Redemption, 5 Years	1,081	1,106	520	438
Expense Example, With Redemption, 10 Years	1,828	2,417	1,174	998

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone High Yield Fund Class C	183	631	1,106	2,417

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.  The Fund generally invests in non-investment grade debt securities of domestic corporations.  Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Having developed certain industry biases resulting from the current macroeconomic environment, Fort
Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure.  The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.
Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.
The Key Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid.
In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Credit Risk:  The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk:  Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk:  Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance	[1]
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  The bar chart shows changes in performance
(before taxes) of the Fund's Class A shares for each of the last 10 calendar years.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
High Yield Fund -- Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +22.23% Worst Quarter: 3rd Quarter 2008 -20.40%
The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Merrill Lynch
U.S. High Yield Cash Pay Index.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the
Class A after-tax returns.

Class A shares began operations on May 1, 2000, Class C shares began operations on May 23, 2000 and Class Y shares began operations on February 1, 2007.  The
Class Y shares performance was calculated using the historical performance of the Class A shares for the period from May 1, 2000 through February 1, 2007.
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone High Yield Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	Class A Return Before Taxes	0.51%	5.87%	7.20%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	(2.18%)	2.70%	4.15%
Class A After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	0.30%	3.06%	4.30%
Class C	Class C Return Before Taxes	3.61%	6.10%	6.90%
Class Y	Class Y Return Before Taxes	5.75%	7.24%	7.89%
Merrill Lynch U.S. High Yield Cash Pay Index	Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)	4.50%	7.26%	8.54%

[1]	Performance for Institutional shares is not shown because the Institutional shares have not been operational and offered prior to the date of this prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE HIGH YIELD FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone High Yield Fund seeks to achieve a high level of income as its main goal.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary consideration.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 31 and in the sections entitled "Choosing a Share Class" on page 54 and "Other Purchase and Redemption Information" on page 59 in the Fund's Statement of Additional
		Information ("SAI").
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.
These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average
		value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5%
return each year and that the Fund's operating expenses remain the same
(reflecting any contractual fee waivers).  Although your actual costs may
		be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.  The Fund generally invests in non-investment grade debt securities of domestic corporations.  Non-investment grade debt securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington
Investment Advisors, Inc. ("Fort Washington"), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  Having developed certain industry biases resulting from the current macroeconomic environment, Fort
Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure.  The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities.
Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in
		the Fund's portfolio.
Risk, Heading	rr_RiskHeading	The Key Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal.
There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities.  Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid.
In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities.  Non-investment grade debt securities can also be more difficult to sell for good value.

Credit Risk:  The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Market Risk: The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, the Fund may not be able to buy or sell securities at favorable prices and the Fund may lose money.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely decrease.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk:  Investment grade debt securities may be downgraded by a Nationally Recognized Statistical Rating Organization ("NRSRO")
to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer's financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories.  While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well.  For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Rating Agency Risk:  Ratings represent an NRSRO's opinion regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund.  The bar chart shows changes in performance
(before taxes) of the Fund's Class A shares for each of the last 10 calendar years.  The bar chart does not reflect any sales charges, which would reduce your return.  The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.  Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund. The bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	High Yield Fund -- Class A Total Returns as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 2nd Quarter 2009 +22.23% Worst Quarter: 3rd Quarter 2008 -20.40%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns shown in the table are for Class A shares only.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Fund's average annual total returns (before and after taxes) for 1, 5 and 10 years compare with those of the Merrill Lynch
U.S. High Yield Cash Pay Index.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. The after-tax returns shown in the table are for Class A shares only. The after-tax returns for other classes of shares offered by the Fund will differ from the
Class A after-tax returns.

Class A shares began operations on May 1, 2000, Class C shares began operations on May 23, 2000 and Class Y shares began operations on February 1, 2007.  The
Class Y shares performance was calculated using the historical performance of
		the Class A shares for the period from May 1, 2000 through February 1, 2007.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Merrill Lynch U.S. High Yield Cash Pay Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.54%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	577
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	820
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,081
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,828
Annual Return 2002	rr_AnnualReturn2002	3.89%
Annual Return 2003	rr_AnnualReturn2003	19.54%
Annual Return 2004	rr_AnnualReturn2004	9.41%
Annual Return 2005	rr_AnnualReturn2005	3.25%
Annual Return 2006	rr_AnnualReturn2006	7.38%
Annual Return 2007	rr_AnnualReturn2007	2.30%
Annual Return 2008	rr_AnnualReturn2008	(25.12%)
Annual Return 2009	rr_AnnualReturn2009	52.50%
Annual Return 2010	rr_AnnualReturn2010	13.34%
Annual Return 2011	rr_AnnualReturn2011	5.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.40%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.20%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.15%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.30%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	283
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	631
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	183
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	631
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,106
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,417
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.90%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,174
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.89%
Touchstone High Yield Fund (Prospectus Summary) | Touchstone High Yield Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	998

[1]	Performance for Institutional shares is not shown because the Institutional shares have not been operational and offered prior to the date of this prospectus. Institutional shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
[2]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%, 1.80%, 0.80%, and 0.65% for Class A shares, Class C shares, Class Y shares, and Institutional Shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[4]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund
TOUCHSTONE MONEY MARKET FUND SUMMARY
The Fund's Investment Goal
The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal.  The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Money Market Fund (USD $)	Class A	Class S
Wire Redemption Fee	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Money Market Fund		Class A		Class S
Management Fees		0.44%		0.44%
Distribution (12b-1) Fees		0.25%	[1]	0.35%	[2]
Other Expenses		0.45%		0.41%
Total Annual Fund Operating Expenses		1.14%		1.20%
Fee Waiver and/or Expense Reimbursement	[3][4]	0.29%		0.30%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.85%		0.90%
[1]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[2]	The Fund is authorized under its 12b-1 plan for Class S shares to pay an annual fee of up to 1.00% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class S shares to a maximum of 0.35% per annum of the average daily net assets of Class S shares.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.85% and 0.90% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[4]	The fee waivers do not correlate to "Ratio of net expenses to average net assets" shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.44% and 0.42% for Class A shares and Class S shares, respectively.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Touchstone Money Market Fund (USD $)	Class A	Class S
Expense Example, With Redemption, 1 Year	87	92
Expense Example, With Redemption, 3 Years	333	351
Expense Example, With Redemption, 5 Years	600	631
Expense Example, With Redemption, 10 Years	1,360	1,428

The Fund's Principal Investment Strategies
The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The Fund's investments may include:

o     Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

o     U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

o     Short-term corporate debt securities

o     Short-term municipal securities

o     Variable and floating rate securities

o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets."  "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940 designed to help it maintain a constant share price of $1.00 per share.
The Key Risks
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.

Market Risk:  Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.  This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.  A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

U.S. Government Securities Risk:  The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the
U.S. government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Rating Agency Risk:  Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years.  The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Money Market Fund -- Class A Total Returns as of December 31

Best Quarter: 3rd Quarter 2007 +1.17% Worst Quarter: 4th Quarter 2009 0.00%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns Touchstone Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A Shares	0.01%	1.63%	1.86%
Class S	Class S Shares	0.01%	1.47%		1.64%	Feb 3, 2003

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE MONEY MARKET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal.  The Fund is a money market fund, which
		seeks to maintain a constant share price of $1.00 per share.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The Fund's investments may include:

o     Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

o     U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

o     Short-term corporate debt securities

o     Short-term municipal securities

o     Variable and floating rate securities

o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets."  "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
		1940 designed to help it maintain a constant share price of $1.00 per share.
Risk, Heading	rr_RiskHeading	The Key Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.

Market Risk:  Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.  This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.  A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

U.S. Government Securities Risk:  The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the
U.S. government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Rating Agency Risk:  Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years.  The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Money Market Fund -- Class A Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2007 +1.17% Worst Quarter: 4th Quarter 2009 0.00%
Performance Table, Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	600
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,360
Annual Return 2002	rr_AnnualReturn2002	1.80%
Annual Return 2003	rr_AnnualReturn2003	0.74%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.65%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.62%
Annual Return 2008	rr_AnnualReturn2008	2.94%
Annual Return 2009	rr_AnnualReturn2009	0.63%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.86%
Touchstone Money Market Fund (Prospectus Summary) | Touchstone Money Market Fund | Class S
Risk Return [Abstract]	rr_RiskReturnAbstract
Wire Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.44%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	351
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	631
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,428
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class S Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 2003

[1]	The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.85% and 0.90% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[3]	The fee waivers do not correlate to "Ratio of net expenses to average net assets" shown in the annual report due to an additional voluntary fee waiver. During the last fiscal year, Touchstone Advisors voluntarily waived additional fees or reimbursed certain Fund expenses. Due to the voluntary fee waivers, the Fund's actual ratio of net expenses to average net assets was 0.44% and 0.42% for Class A shares and Class S shares, respectively.
[4]	The Fund is authorized under its 12b-1 plan for Class S shares to pay an annual fee of up to 1.00% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class S shares to a maximum of 0.35% per annum of the average daily net assets of Class S shares.

Touchstone Institutional Money Market Fund (Prospectus Summary) | Touchstone Institutional Money Market Fund
TOUCHSTONE INSTITUTIONAL MONEY MARKET FUND SUMMARY
The Fund's Investment Goal
The Touchstone Institutional Money Market Fund seeks high current income, consistent with the protection of capital.  The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Touchstone Institutional Money Market Fund Institutional
Management Fees		0.20%
Distribution (12b-1) Fees	[1]	none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.42%
Fee Waiver and/or Expense Reimbursement	[2]	0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.20%
[1]	The Institutional Money Market Fund is authorized under its 12b-1 plan to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares. The Institutional Money Market Fund does not currently intend to charge any 12b-1 fees.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.20%. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Touchstone Institutional Money Market Fund Institutional
Expense Example, With Redemption, 1 Year	20
Expense Example, With Redemption, 3 Years	113
Expense Example, With Redemption, 5 Years	213
Expense Example, With Redemption, 10 Years	508

The Fund's Principal Investment Strategies
The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the sub-advisor to be of comparable quality. The Fund's investments may include:

o     Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

o     U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

o     Short-term corporate debt securities

o     Short-term municipal securities

o     Variable and floating rate securities

o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets."  "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
1940 designed to help it maintain a constant share price of $1.00 per share.
The Key Risks
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.

Market Risk:  Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.  This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.  A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

U.S. Government Securities Risk:  The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the
U.S. government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Rating Agency Risk:  Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.
The Fund's Performance
The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years.  The Fund's past performance does not necessarily indicate how it will perform in the future.  Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Institutional Money Market Fund Total Returns as of December 31

Best Quarter: 3rd Quarter 2007 +1.33% Worst Quarter: 3rd Quarter 2011 +0.03%
Average Annual Total Returns For the period ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Touchstone Institutional Money Market Fund Institutional	0.16%	2.02%	2.15%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jan 30, 2012
Touchstone Institutional Money Market Fund (Prospectus Summary) | Touchstone Institutional Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE INSTITUTIONAL MONEY MARKET FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Institutional Money Market Fund seeks high current income, consistent with the protection of capital.  The Fund is a money market fund,
		which seeks to maintain a constant share price of $1.00 per share.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated
and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers).  Although your actual costs may be higher or lower,
		based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short-term rating categories or determined by the sub-advisor to be of comparable quality. The Fund's investments may include:

o     Bank obligations, including certificates of deposit, bankers' acceptances and time deposits

o     U.S. government securities issued directly by the U.S. Treasury or by agencies of the U.S. government

o     Short-term corporate debt securities

o     Short-term municipal securities

o     Variable and floating rate securities

o     Repurchase agreements

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, a dollar-weighted average life of 120 days or less, and purchases only
United States dollar-denominated securities with maturities of 397 days or less.

The Fund will hold at least 10% of its total assets in "Daily Liquid Assets" and at least 30% of its total assets in "Weekly Liquid Assets."  "Daily Liquid
Assets" include cash (including demand deposits), direct obligations of the U.S.
government and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day.  "Weekly Liquid Assets" include cash (including demand deposits), direct obligations of the U.S. government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements)
that will mature or are subject to a demand feature that is exercisable and payable within 5 business days.  The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of
		1940 designed to help it maintain a constant share price of $1.00 per share.
Risk, Heading	rr_RiskHeading	The Key Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any
other government agency.  Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Fund.  There is no guarantee that the Fund will be able to avoid a negative yield.

Market Risk:  Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities.  This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.  A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

Credit Risk: The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due.  This may cause the issuer's securities to decline in value.

Interest Rate Risk: The yield of the Fund will vary from day to day due to changes in interest rates. Generally, the Fund's yield will increase when interests rate increase and will decrease when interest rates decrease.

U.S. Government Securities Risk:  The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the
U.S. government include Treasury bills, Treasury notes, Treasury bonds,
Government National Mortgage Association ("GNMA") securities and Overseas
Private Investment Corporation ("OPIC") securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association ("FNMA"), Federal Home Loan
Mortgage Corporation ("FHLMC"), Federal Agricultural Mortgage Corporation
("FMAC"), Student Loan Marketing Association ("SLMA"), Small Business
Administration ("SBA") and Tennessee Valley Authority ("TVA").

Rating Agency Risk:  Ratings represent the opinion of a Nationally Recognized
Statistical Rating Organization ("NRSRO") regarding the quality of the security and are not a guarantee of quality.  NRSROs may fail to make timely credit ratings in response to subsequent events.  In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

As with any mutual fund, there is no guarantee that the Fund will achieve its
		investment goal.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC"), the U.S. Treasury or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years.  The Fund's past performance does not necessarily indicate how it will perform in the future.  Updated performance and current yield information is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below illustrate some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for 1, 5, and 10 years.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Institutional Money Market Fund Total Returns as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: 3rd Quarter 2007 +1.33% Worst Quarter: 3rd Quarter 2011 +0.03%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the period ended December 31, 2011
Touchstone Institutional Money Market Fund (Prospectus Summary) | Touchstone Institutional Money Market Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.42%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-01-27
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	20
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	508
Annual Return 2002	rr_AnnualReturn2002	1.55%
Annual Return 2003	rr_AnnualReturn2003	0.94%
Annual Return 2004	rr_AnnualReturn2004	1.04%
Annual Return 2005	rr_AnnualReturn2005	2.98%
Annual Return 2006	rr_AnnualReturn2006	4.99%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	3.42%
Annual Return 2009	rr_AnnualReturn2009	1.07%
Annual Return 2010	rr_AnnualReturn2010	0.29%
Annual Return 2011	rr_AnnualReturn2011	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.03%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.15%

[1]	The Institutional Money Market Fund is authorized under its 12b-1 plan to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares. The Institutional Money Market Fund does not currently intend to charge any 12b-1 fees.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.20%. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors' contractual waiver agreement provide that Touchstone Advisors is entitled to recover, subject to approval by the Fund's Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's operating expenses are below the expense limitation amount. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.